Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2023
Total revenues and other income [Abstract]
Revenues from contracts with customers

Revenues from contracts with customers and

other revenues
(in USD million) Note 2023 2022 2021
Crude oil 56,861 58,524 38,307
Natural gas 26,386 65,232 28,050

- European gas
23,174 58,239 24,900

- North American gas
1,111 2,884 1,783

- Other incl LNG
2,102 4,109 1,368
Refined products 10,083 11,093 11,473
Natural gas liquids 8,345 9,240 8,490
Transportation 1,425 1,470 921
Other sales 3,032 4,702 1,006
Total revenues from contracts with customers 106,132 150,262 88,247
Taxes paid in-kind 342 412 345
Physically settled commodity derivatives 1,331 (2,534) (1,075)
Gain/(loss) on commodity derivatives (1,041) 739 951
Change in fair value of trading inventory (334) (194) 0
Other revenues 418 319 276
Total other revenues 716 (1,258) 497
Revenues 106,848 149,004 88,744
Net income/(loss) from equity accounted investments 15 (1) 620 259
Other income 6 327 1,182 1,921
Total revenues and other income 107,174 150,806 90,924